15 INCOME TAXES: Schedule of deductible temporary differences (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of deductible temporary differences

	December 31, 2018	December 31, 2017	December 31, 2016

Deferred tax assets:
Other temporary differences	-	16,390	74,838
Equipment	1,463,307	1,408.601	1,318,118
Intangible assets		-	1,682
Share issuance and financing costs	381,882	458,062	630,643
Non-capital loss carry forwards	30,859,380	27,863,262	22,166,482
	32,704,569	29,746,315	24,191,763